UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Strategic Real Return Fund

Semi-Annual Report
March 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

U.S. Treasury Inflation-Indexed Securities - 23.6%

Holdings Distribution (% of Fund's net assets)

* Includes investment in Fidelity® Commodity Strategy Central Fund
** Includes investment in Fidelity® Floating Rate Central Fund
*** Includes investment in Fidelity® Real Estate Equity Central Fund
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Equities and Other Investments percentages above include Fidelity Commodity Strategy Central Fund of 14.5%.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 3.6%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co., Inc. 4% 5/1/31 (b)	350,000	312,818
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	395,000	353,657
Times Square Hotel Trust 8.528% 8/1/26 (b)	160,973	160,377
		826,852
Household Durables - 0.0%
LGI Homes, Inc. 4% 7/15/29 (b)	170,000	148,514
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	97,672
		246,186
TOTAL CONSUMER DISCRETIONARY		1,073,038
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/28 (b)	250,000	265,734
FINANCIALS - 0.1%
Financial Services - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/30	350,000	324,631
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	207,671
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Homes 4 Rent LP:
2.375% 7/15/31	750,000	609,172
3.625% 4/15/32	1,000,000	879,372
American Tower Corp.:
2.7% 4/15/31	750,000	634,918
4.05% 3/15/32	750,000	686,376
5.55% 7/15/33	250,000	251,935
CBL & Associates LP 5.95% (c)(d)	132,000	0
Crown Castle, Inc.:
2.25% 1/15/31	1,250,000	1,028,445
2.5% 7/15/31	500,000	413,748
3.8% 2/15/28	100,000	94,672
EPR Properties:
3.6% 11/15/31	250,000	208,940
4.95% 4/15/28	250,000	237,901
Equinix, Inc.:
2.15% 7/15/30	500,000	414,366
3.9% 4/15/32	250,000	226,210
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32	250,000	210,457
4% 1/15/31	500,000	446,158
5.3% 1/15/29	1,000,000	983,284
Invitation Homes Operating Partnership LP:
2% 8/15/31	750,000	595,943
4.15% 4/15/32	1,000,000	915,171
MPT Operating Partnership LP/MPT Finance Corp. 4.625% 8/1/29	915,000	702,234
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	426,781
4.5% 4/1/27	83,000	80,321
Public Storage 5.1% 8/1/33	500,000	502,170
Realty Income Corp. 4% 7/15/29	250,000	237,455
Safehold Operating Partnership LP 6.1% 4/1/34	250,000	248,392
SBA Communications Corp. 3.125% 2/1/29	500,000	441,253
Sun Communities Operating LP:
2.7% 7/15/31	1,000,000	823,497
4.2% 4/15/32	4,000	3,587
5.7% 1/15/33	250,000	247,934
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	105,000	78,289
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29 (b)	235,000	182,131
10.5% 2/15/28 (b)	235,000	243,631
Ventas Realty LP 4.75% 11/15/30	250,000	241,071
VICI Properties LP 5.125% 5/15/32	1,250,000	1,195,622
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (b)	500,000	472,862
Welltower OP LLC 3.85% 6/15/32	500,000	452,294
Weyerhaeuser Co. 4% 4/15/30	250,000	236,174
		15,652,766
Real Estate Management & Development - 0.2%
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (b)	285,000	281,433
Extra Space Storage LP 2.35% 3/15/32	500,000	400,059
Howard Hughes Corp. 4.125% 2/1/29 (b)	40,000	35,950
		717,442
TOTAL REAL ESTATE		16,370,208
TOTAL NONCONVERTIBLE BONDS (Cost $19,140,884)		18,241,282

U.S. Treasury Inflation-Protected Obligations - 23.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	2,006,746	1,200,652
0.125% 2/15/52	2,659,008	1,566,791
0.625% 2/15/43	3,081,334	2,367,329
0.75% 2/15/42	77,800	62,126
0.75% 2/15/45	1,820,525	1,398,034
0.875% 2/15/47	668,216	515,540
1% 2/15/46	212,167	169,959
1% 2/15/48	1,111,863	876,109
1% 2/15/49	2,426,787	1,902,427
1.375% 2/15/44	3,162,783	2,775,363
1.75% 1/15/28	650,704	645,053
2% 1/15/26	828,234	824,025
2.125% 2/15/40	1,132,982	1,147,225
2.125% 2/15/41	1,457,642	1,477,156
2.125% 2/15/54	693,402	701,242
2.375% 1/15/27	919,145	926,072
2.5% 1/15/29	1,794,189	1,842,670
3.375% 4/15/32	34,751	38,492
3.625% 4/15/28	1,697,114	1,803,824
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/25	2,114,609	2,060,992
0.125% 10/15/25	3,071,446	2,979,380
0.125% 4/15/26	3,124,738	2,991,034
0.125% 7/15/26	3,470,149	3,324,264
0.125% 10/15/26	2,172,690	2,071,680
0.125% 4/15/27	5,723,862	5,390,484
0.125% 1/15/30	3,863,539	3,496,309
0.125% 7/15/30	3,286,377	2,959,832
0.125% 1/15/31	3,732,057	3,319,533
0.125% 7/15/31	4,770,885	4,219,977
0.125% 1/15/32	4,728,550	4,130,315
0.25% 7/15/29	4,416,589	4,071,041
0.375% 7/15/25	5,661,294	5,534,550
0.375% 1/15/27	5,493,984	5,237,960
0.375% 7/15/27	2,394,278	2,277,170
0.5% 1/15/28	7,073,173	6,690,038
0.625% 1/15/26	4,260,003	4,135,236
0.625% 7/15/32	4,999,665	4,532,927
0.75% 7/15/28	5,216,933	4,981,944
0.875% 1/15/29	2,690,832	2,564,298
1.125% 1/15/33	5,000,934	4,689,448
1.25% 4/15/28	2,179,848	2,116,632
1.375% 7/15/33	3,838,590	3,683,550
1.5% 2/15/53	1,307,313	1,141,805
1.75% 1/15/34	3,421,389	3,377,416
2.375% 10/15/28	3,927,027	4,016,436
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $128,194,760)		118,234,340

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(d)(e)(f)	133,884	1
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	79,543
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	85,108	67,186
Series 2021-2 Class G, 4.505% 12/17/26 (b)	181,712	160,285
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (b)	100,000	89,329
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	250,000	240,007
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	221,000	215,653
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	201,000	198,598
Class E2, 6.863% 6/17/39 (b)	336,000	332,914
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	90,753
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	100,000	93,216
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8253% 5/17/24 (b)(e)(g)	500,000	486,397
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	238,000	229,462
Class E2, 5.739% 4/17/39 (b)	295,000	284,858
TOTAL ASSET-BACKED SECURITIES (Cost $2,667,441)		2,568,202

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1905% 9/15/38 (b)(e)(g)	106,000	79,943
BANK:
sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	134,000	111,442
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	180,000	116,188
Class E, 2.5% 6/15/55 (b)	141,000	82,033
Series 2022-BNK44, Class A5, 5.745% 11/15/55 (e)	100,000	105,348
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (d)(e)	264,000	107,058
Series 2021-BN38 Class C, 3.2175% 12/15/64 (e)	554,000	423,131
Series 2022-BNK41, Class C, 3.7902% 4/15/65 (d)(e)	567,000	449,087
Series 2022-BNK42 Class C, 4.7224% 6/15/55 (e)	500,000	426,321
BBCMS Mortgage Trust:
sequential payer Series 2022-C17 Class D, 2.5% 9/15/55 (b)	163,000	99,395
Series 2020-C7 Class C, 3.6019% 4/15/53 (e)	500,000	344,427
Series 2022-C15, Class A5, 3.662% 4/15/55	178,000	160,725
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	750,000	630,697
Benchmark Mortgage Trust:
sequential payer Series 2022-B36 Class A5, 4.4699% 7/15/55	100,000	95,918
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(e)	63,000	55,721
Series 2020-IG2 Class D, 3.2931% 9/15/48 (b)(e)	417,000	147,438
Series 2022-B36 Class D, 2.5% 7/15/55 (b)	250,000	143,949
Series 2023-C5 Class B, 6.476% 6/15/56 (e)	250,000	261,814
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(d)(e)	84,000	53,988
Class 360E, 3.9387% 2/17/55 (b)(e)	105,000	64,632
BX Commercial Mortgage Trust:
floater:
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 8.0898% 10/15/36 (b)(e)(g)	80,094	78,953
Series 2021-CIP Class F, CME Term SOFR 1 Month Index + 3.330% 8.6585% 12/15/38 (b)(e)(g)	210,000	206,082
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3856% 10/15/36 (b)(e)(g)	198,000	189,518
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7905% 6/15/38 (b)(e)(g)	422,834	417,813
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1905% 6/15/38 (b)(e)(g)	529,646	518,053
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2418% 5/15/38 (b)(e)(g)	251,691	248,230
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3918% 5/15/38 (b)(e)(g)	151,922	150,467
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8398% 9/15/36 (b)(e)(g)	100,000	99,000
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2898% 9/15/36 (b)(e)(g)	105,000	103,754
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6753% 1/15/39 (b)(e)(g)	100,000	98,785
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5253% 1/15/39 (b)(e)(g)	100,000	98,443
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(e)	284,000	245,224
Series 2020-VIVA Class E, 3.5488% 3/11/44 (b)(e)	789,000	649,670
BX Trust floater:
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4395% 1/15/34 (b)(e)(g)	257,464	253,525
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3395% 1/15/34 (b)(e)(g)	130,265	126,524
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6243% 1/15/39 (b)(e)(g)	157,000	146,720
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/40 (b)(e)	250,000	246,922
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	150,000	135,669
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)(d)	25,444	382
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	56,000	43,681
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	232,000	204,745
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6567% 6/15/34 (b)(d)(g)	80,000	24,211
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4148% 6/15/50 (b)(e)	156,000	116,483
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	750,000	633,763
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1075% 11/15/38 (b)(e)(g)	478,443	473,659
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0554% 11/15/38 (b)(e)(g)	209,756	199,340
GS Mortgage Securities Trust Series 2011-GC5:
Class E, 5.1524% 8/10/44 (b)(d)(e)	63,000	7,089
Class F, 4.5% 8/10/44 (b)(d)	42,000	126
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(e)	900,000	839,852
Class F, 4.1935% 11/5/38 (b)(e)	163,000	150,026
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	92,766
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4543% 9/15/39 (b)(e)(g)	330,000	332,784
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	51,193
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 3.060% 8.3905% 4/15/38 (b)(e)(g)	210,000	207,741
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (b)(e)	100,000	57,473
Series 2011-C3 Class E, 5.5259% 2/15/46 (b)(d)(e)	200,000	81,979
Series 2012-CBX Class G 4% 6/15/45 (b)(d)	151,000	102,177
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3945% 8/15/38 (b)(e)(g)	99,185	93,272
Merit floater Series 2021-STOR:
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1905% 7/15/38 (b)(e)(g)	105,000	103,556
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3905% 7/15/38 (b)(e)(g)	100,000	98,247
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0404% 4/15/38 (b)(e)(g)	83,888	83,049
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6404% 4/15/38 (b)(e)(g)	167,775	165,881
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class F, CME Term SOFR 1 Month Index + 3.250% 8.5845% 1/15/27 (b)(e)(g)	91,161	90,310
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class C, 3.156% 5/15/54	513,000	400,548
Series 2011-C2:
Class D, 5.2118% 6/15/44 (b)(e)	179,409	166,727
Class F, 5.2118% 6/15/44 (b)(d)(e)	343,000	143,388
Class XB, 0.4615% 6/15/44 (b)(e)(f)	5,269,286	18,456
Series 2011-C3 Class G, 4.9439% 7/15/49 (b)(e)	112,000	96,376
Series 2017-H1 Class C, 4.281% 6/15/50	231,000	204,147
Series 2020-L4, Class C, 3.536% 2/15/53	542,000	407,708
MSWF Commercial Mortgage Trust sequential payer Series 2023-1 Class B, 6.6828% 5/15/56 (e)	250,000	260,732
Open Trust 2023-Air sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0091% 10/15/28 (b)(e)(g)	239,216	240,692
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8385% 10/15/36 (b)(e)(g)	205,406	200,271
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7865% 10/15/36 (b)(e)(g)	61,227	58,665
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, CME Term SOFR 1 Month Index + 2.710% 8.0405% 7/15/38 (b)(e)(g)	100,000	77,636
Class G, CME Term SOFR 1 Month Index + 4.460% 9.7905% 7/15/38 (b)(d)(e)(g)	100,000	64,249
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	350,000	270,515
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.7908% 12/15/37 (b)(e)(g)	143,092	136,890
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	150,506	153,213
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(e)	150,000	132,399
Class G, 3.7276% 3/15/37 (b)(e)	100,000	87,502
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7053% 10/15/38 (b)(e)(g)	198,000	184,896
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.4136% 11/15/38 (b)(e)(g)	120,565	119,332
Series 2021-MFP2:
Class F, CME Term SOFR 1 Month Index + 2.730% 8.0577% 11/15/36 (b)(e)(g)	100,000	98,188
Class J, CME Term SOFR 1 Month Index + 4.020% 9.355% 11/15/36 (b)(e)(g)	128,000	124,276
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0556% 10/15/34 (b)(e)(g)	164,000	161,324
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 8.991% 11/15/36 (b)(e)(g)	100,000	95,662
Class G, CME Term SOFR 1 Month Index + 4.310% 9.64% 11/15/36 (b)(e)(g)	42,000	40,009
TPGI Trust floater Series 2021-DGWD Class E, CME Term SOFR 1 Month Index + 2.460% 7.7945% 6/15/26 (b)(e)(g)	402,400	401,395
Wells Fargo Commercial Mortgage Trust:
Series 2018-C44 Class D, 3% 5/15/51 (b)	535,000	383,363
Series 2019-C52:
Class B, 3.375% 8/15/52	785,000	670,669
Class C, 3.561% 8/15/52	100,000	79,676
Series 2020-C58 Class C, 3.162% 7/15/53	1,000,000	762,260
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0604% 3/15/45 (b)(e)	220,000	133,531
WFCM Series 2022-C62:
Class C, 4.3512% 4/15/55 (e)	500,000	399,867
Class D, 2.5% 4/15/55 (b)	294,000	174,308
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (b)(d)(e)	140,000	107,247
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,950,600)		19,282,509

Common Stocks - 15.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)	7,396	261,728
Helios Towers PLC (h)	101,610	121,678
		383,406
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Archer Daniels Midland Co.	65,130	4,090,815
JBS SA	340,660	1,460,384
Tyson Foods, Inc. Class A	11,920	700,062
		6,251,261
ENERGY - 5.9%
Energy Equipment & Services - 0.4%
Archrock, Inc.	3,800	74,746
DOF Group ASA	179,100	1,218,639
Kodiak Gas Services, Inc.	22,280	609,135
Tidewater, Inc. (h)	4,500	414,000
		2,316,520
Oil, Gas & Consumable Fuels - 5.5%
Alliance Resource Partners LP	15,690	314,585
Antero Resources Corp. (h)	101,011	2,929,319
Canadian Natural Resources Ltd.	31,050	2,368,694
Cenovus Energy, Inc. (Canada)	175,520	3,509,104
Cheniere Energy, Inc.	1,807	291,433
Coal India Ltd.	42,700	222,396
Diamondback Energy, Inc.	2,270	449,846
Energy Transfer LP	126,886	1,995,917
Exxon Mobil Corp.	44,630	5,187,791
Mach Natural Resources LP	37,460	722,978
MEG Energy Corp. (h)	66,960	1,537,435
Petroleo Brasileiro SA - Petrobras (ON)	67,100	512,156
Plains All American Pipeline LP	1,508	26,480
Plains GP Holdings LP Class A	80,000	1,460,000
Shell PLC (London)	131,782	4,371,422
Targa Resources Corp.	11,589	1,297,852
The Williams Companies, Inc.	6,803	265,113
		27,462,521
TOTAL ENERGY		29,779,041
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	8,167	281,762
Republic Services, Inc.	1,134	217,093
Waste Connections, Inc. (United States)	1,177	202,456
		701,311
Construction & Engineering - 0.0%
Ferrovial SE	3,488	138,079
Electrical Equipment - 0.0%
GrafTech International Ltd.	46,660	64,391
Ground Transportation - 0.1%
Canadian National Railway Co.	159	20,938
Canadian Pacific Kansas City Ltd.	1,059	93,372
CSX Corp.	3,895	144,388
Norfolk Southern Corp.	592	150,883
Union Pacific Corp.	607	149,280
		558,861
Transportation Infrastructure - 0.1%
Aena SME SA (b)	3,028	596,241
Athens International Airport SA	3,600	33,025
		629,266
TOTAL INDUSTRIALS		2,091,908
MATERIALS - 7.1%
Chemicals - 1.2%
CF Industries Holdings, Inc.	6,250	520,063
Corteva, Inc.	39,600	2,283,732
FMC Corp.	12,610	803,257
Nutrien Ltd.	40,530	2,201,995
		5,809,047
Construction Materials - 0.1%
Ultratech Cement Ltd.	3,300	386,003
Containers & Packaging - 0.2%
Billerud AB	23,020	207,037
Smurfit Kappa Group PLC	17,420	794,699
		1,001,736
Metals & Mining - 4.1%
Alamos Gold, Inc.	44,220	651,955
Alcoa Corp.	4,520	152,731
Anglo American Platinum Ltd.	6,543	266,277
Anglo American PLC (United Kingdom)	39,950	984,247
BHP Group Ltd. (London)	66,985	1,922,944
Champion Iron Ltd.	357,310	1,693,562
ERO Copper Corp. (h)	35,760	689,591
First Quantum Minerals Ltd.	145,345	1,562,365
Franco-Nevada Corp.	9,380	1,117,705
Impala Platinum Holdings Ltd.	125,160	518,612
Northam Platinum Holdings Ltd.	250,570	1,498,501
Reliance, Inc.	6,990	2,335,918
Sigma Lithium Corp. (h)	30,035	389,254
Sumitomo Metal Mining Co. Ltd.	7,610	230,646
Tata Steel Ltd.	435,200	813,778
Teck Resources Ltd. Class B (sub. vtg.)	73,300	3,355,186
Wheaton Precious Metals Corp.	50,910	2,397,976
		20,581,248
Paper & Forest Products - 1.5%
Interfor Corp. (h)	43,440	678,620
Mondi PLC	12	211
Stora Enso Oyj (R Shares)	84,340	1,172,844
Suzano SA	68,960	879,729
Svenska Cellulosa AB SCA (B Shares) (i)	68,310	1,051,243
UPM-Kymmene Corp.	81,470	2,714,291
West Fraser Timber Co. Ltd.	13,270	1,145,854
		7,642,792
TOTAL MATERIALS		35,420,826
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	978	193,243
Crown Castle, Inc.	651	68,895
Equinix, Inc.	196	161,765
Prologis, Inc.	1,094	142,461
Segro PLC	14,853	169,393
Tritax Big Box REIT PLC	37,147	73,686
		809,443
Real Estate Management & Development - 0.0%
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	478	18,757
TOTAL REAL ESTATE		828,200
UTILITIES - 0.4%
Electric Utilities - 0.3%
Constellation Energy Corp.	1,118	206,662
Iberdrola SA	5,292	65,753
Kansai Electric Power Co., Inc.	5,577	80,866
NextEra Energy, Inc.	6,899	440,915
Southern Co.	5,693	408,416
SSE PLC	6,151	128,206
		1,330,818
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	3,191	108,345
Vistra Corp.	568	39,561
		147,906
Multi-Utilities - 0.1%
National Grid PLC	20,569	277,081
Sempra	3,217	231,077
		508,158
TOTAL UTILITIES		1,986,882
TOTAL COMMON STOCKS (Cost $67,641,185)		76,741,524

Preferred Stocks - 2.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25%	11,467	284,955

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	36,315
RLJ Lodging Trust Series A, 1.95%	400	9,832
		46,147
TOTAL CONVERTIBLE PREFERRED STOCKS		331,102
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 1.1%
Mortgage Real Estate Investment Trusts - 1.1%
AGNC Investment Corp.:
6.125%(e)	7,000	160,930
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(e)(g)	14,200	356,846
Series E, 6.50%(e)	17,400	419,340
Series G, 7.75%(e)	16,000	382,080
Annaly Capital Management, Inc.:
6.75%(e)	8,600	213,968
Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%(e)(g)	8,800	221,056
Series G, CME Term SOFR 3 Month Index + 4.430% 6.50%(e)(g)	23,000	567,640
Arbor Realty Trust, Inc.:
Series D, 6.375%	1,500	29,355
Series F, 6.25%(e)	13,000	264,550
Armour Residential REIT, Inc. Series C 7.00%	1,000	20,850
Chimera Investment Corp.:
8.00%(e)	5,000	122,500
Series B, 8.00%(e)	16,587	410,694
Series C, 7.75%(e)	8,700	179,220
Dynex Capital, Inc. Series C 6.90% (e)	23,400	567,450
Ellington Financial LLC 6.75% (e)	2,000	47,040
PennyMac Mortgage Investment Trust:
6.75%	1,300	24,726
8.125%	5,700	135,509
Series B, 8.00%(e)	9,300	216,411
Rithm Capital Corp.:
7.125%(e)	6,200	151,280
Series A, 7.50%(e)	14,700	364,193
Series C, 6.375%(e)	10,300	233,295
Series D, 7.00%(e)	2,700	61,560
Two Harbors Investment Corp.:
Series A, 8.125%(e)	6,938	159,435
Series B, 7.625%(e)	6,320	144,096
		5,454,024
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Agree Realty Corp. 4.375%	1,500	26,655
American Homes 4 Rent Series G, 5.875%	5,200	119,756
Armada Hoffler Properties, Inc. 6.75%	6,000	133,920
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	400	5,532
Series I, 7.50%	1,200	15,660
Cedar Realty Trust, Inc.:
7.25%	1,673	27,186
Series C, 6.50%	4,900	63,357
CTO Realty Growth, Inc. 6.375%	1,000	20,250
DiamondRock Hospitality Co. 8.25%	11,337	285,579
Digital Realty Trust, Inc.:
5.25%	5,800	127,890
Series L, 5.20%	12,700	281,432
Gladstone Commercial Corp.:
6.625%	3,600	84,600
Series G, 6.00%	18,200	364,000
Global Medical REIT, Inc. Series A, 7.50%	2,100	52,710
Global Net Lease, Inc.:
7.50%	16,700	355,710
Series A, 7.25%	9,300	190,464
Series B 6.875%	2,200	42,416
Series E, 7.375%	10,000	214,200
Healthcare Trust, Inc.:
7.125%	2,000	31,800
Series A 7.375%	4,200	65,436
Hudson Pacific Properties, Inc. Series C, 4.75%	18,100	255,934
Kimco Realty Corp.:
5.125%	11,600	265,408
Series M, 5.25%	16,500	378,345
National Storage Affiliates Trust Series A, 6.00%	200	4,624
Pebblebrook Hotel Trust:
6.30%	10,273	208,953
6.375%	8,700	178,698
6.375%	17,200	353,288
Series H, 5.70%	10,600	197,690
Pennsylvania (REIT):
Series B, 7.375%(h)	4,082	1,719
Series D, 6.875%(h)	2,500	1,097
Public Storage:
4.00%	1,200	22,212
4.00%	2,300	42,504
Series F, 5.15%	3,200	77,120
Series G, 5.05%	6,000	146,280
Series I, 4.875%	6,000	137,880
Series J, 4.70%	1,200	25,836
Series K, 4.75%	13,800	298,770
Series M, 4.125%	1,000	19,270
Realty Income Corp. 6.00%	6,700	165,624
Regency Centers Corp.:
5.875%	2,000	46,740
Series A, 6.25%	4,500	108,720
Rexford Industrial Realty, Inc.:
Series B, 5.875%	1,200	26,640
Series C, 5.625%	4,400	95,040
Saul Centers, Inc. Series D, 6.125%	1,300	29,140
SITE Centers Corp. 6.375%	5,500	123,860
Sotherly Hotels, Inc. Series C, 7.875%	1,700	32,079
Summit Hotel Properties, Inc.:
Series E, 6.25%	6,800	139,808
Series F, 5.875%	4,000	78,560
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	74,165
Series I, 5.70%	9,600	190,464
UMH Properties, Inc. Series D, 6.375%	3,900	88,764
Vornado Realty Trust Series L, 5.40%	1,000	14,980
		6,338,765
Real Estate Management & Development - 0.2%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,830	300,222
Series I, 7.15%	13,800	321,264
Series J, 7.15%	12,600	296,730
		918,216
TOTAL REAL ESTATE		7,256,981

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,711,005
TOTAL PREFERRED STOCKS (Cost $13,706,622)		13,042,107

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6802% 12/16/28 (e)(g)(j) (Cost $4,879)	4,888	4,863

Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (k)	805,570	72,928,275
Fidelity Real Estate Equity Central Fund (k)	355,704	45,587,039
TOTAL EQUITY FUNDS (Cost $134,148,839)		118,515,314

Fixed-Income Funds - 25.5%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (k) (Cost $127,887,183)	1,296,659	127,915,422

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d) (Cost $594,368)	500,000	0

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	6,112,608	6,113,831
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	968,903	969,000
TOTAL MONEY MARKET FUNDS (Cost $7,082,831)		7,082,831

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $522,019,592)	501,628,394
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(302,773)
NET ASSETS - 100.0%	501,325,621

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,103,993 or 3.6% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,257,233	70,765,671	69,909,073	167,460	-	-	6,113,831	0.0%
Fidelity Commodity Strategy Central Fund	80,369,516	3,489,875	7,753,996	1,489,874	(1,841,897)	(1,335,223)	72,928,275	35.8%
Fidelity Floating Rate Central Fund	139,118,660	8,448,160	20,449,286	6,449,995	(334,978)	1,132,866	127,915,422	8.7%
Fidelity Real Estate Equity Central Fund	48,764,668	4,281,190	14,210,137	737,405	(645,140)	7,396,458	45,587,039	4.6%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,520,469	551,469	884	-	-	969,000	0.0%
Total	273,510,077	88,505,365	112,873,961	8,845,618	(2,822,015)	7,194,101	253,513,567

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	383,406	121,678	261,728	-
Consumer Staples	6,251,261	6,251,261	-	-
Energy	29,779,041	29,779,041	-	-
Financials	5,738,979	5,454,024	284,955	-
Industrials	2,091,908	2,091,908	-	-
Materials	35,420,826	34,902,214	518,612	-
Real Estate	8,131,328	8,079,649	51,679	-
Utilities	1,986,882	1,858,676	128,206	-

Corporate Bonds	18,241,282	-	18,241,282	-

U.S. Government and Government Agency Obligations	118,234,340	-	118,234,340	-

Asset-Backed Securities	2,568,202	-	2,568,201	1

Commercial Mortgage Securities	19,282,509	-	18,141,528	1,140,981

Bank Loan Obligations	4,863	-	4,863	-

Equity Funds	118,515,314	118,515,314	-	-

Fixed-Income Funds	127,915,422	127,915,422	-	-

Preferred Securities	-	-	-	-

Money Market Funds	7,082,831	7,082,831	-	-
Total Investments in Securities:	501,628,394	342,052,018	158,435,394	1,140,982
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $921,946) - See accompanying schedule:
Unaffiliated issuers (cost $252,900,739)	$248,114,827
Fidelity Central Funds (cost $269,118,853)	253,513,567

Total Investment in Securities (cost $522,019,592)		$501,628,394
Cash		73,494
Foreign currency held at value (cost $24,960)		24,917
Receivable for investments sold		4,717,794
Receivable for fund shares sold		313,059
Dividends receivable		298,693
Interest receivable		542,931
Distributions receivable from Fidelity Central Funds		30,178
Prepaid expenses		285
Receivable from investment adviser for expense reductions		24,407
Other receivables		713
Total assets		507,654,865
Liabilities
Payable for investments purchased	$4,359,699
Payable for fund shares redeemed	617,734
Accrued management fee	280,254
Distribution and service plan fees payable	19,429
Other payables and accrued expenses	83,128
Collateral on securities loaned	969,000
Total liabilities		6,329,244
Net Assets		$501,325,621
Net Assets consist of:
Paid in capital		$816,228,293
Total accumulated earnings (loss)		(314,902,672)
Net Assets		$501,325,621

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($48,733,687 ÷ 5,770,582 shares)(a)		$8.45
Maximum offering price per share (100/96.00 of $8.45)		$8.80
Class M :
Net Asset Value and redemption price per share ($7,907,660 ÷ 935,235 shares)(a)		$8.46
Maximum offering price per share (100/96.00 of $8.46)		$8.81
Class C :
Net Asset Value and offering price per share ($8,897,134 ÷ 1,072,905 shares)(a)		$8.29
Strategic Real Return :
Net Asset Value, offering price and redemption price per share ($256,796,192 ÷ 30,233,605 shares)		$8.49
Class K6 :
Net Asset Value, offering price and redemption price per share ($98,180,377 ÷ 11,506,328 shares)		$8.53
Class I :
Net Asset Value, offering price and redemption price per share ($53,299,842 ÷ 6,292,463 shares)		$8.47
Class Z :
Net Asset Value, offering price and redemption price per share ($27,510,729 ÷ 3,245,143 shares)		$8.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends		$1,409,886
Interest		3,040,335
Income from Fidelity Central Funds (including $884 from security lending)		8,845,618
Total income		13,295,839
Expenses
Management fee	$1,451,851
Transfer agent fees	265,697
Distribution and service plan fees	123,290
Accounting fees	97,570
Custodian fees and expenses	34,836
Independent trustees' fees and expenses	820
Registration fees	37,310
Audit	59,428
Legal	497
Miscellaneous	1,268
Total expenses before reductions	2,072,567
Expense reductions	(277,832)
Total expenses after reductions		1,794,735
Net Investment income (loss)		11,501,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,481,026)
Fidelity Central Funds	(2,822,015)
Foreign currency transactions	(8,710)
Total net realized gain (loss)		(5,311,751)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6,869)	12,758,415
Fidelity Central Funds	7,194,101
Assets and liabilities in foreign currencies	1,938
Total change in net unrealized appreciation (depreciation)		19,954,454
Net gain (loss)		14,642,703
Net increase (decrease) in net assets resulting from operations		$26,143,807
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,501,104	$32,743,073
Net realized gain (loss)	(5,311,751)	(57,410,545)
Change in net unrealized appreciation (depreciation)	19,954,454	68,181,545
Net increase (decrease) in net assets resulting from operations	26,143,807	43,514,073
Distributions to shareholders	(17,392,951)	(63,438,683)

Share transactions - net increase (decrease)	(51,630,502)	(297,827,803)
Total increase (decrease) in net assets	(42,879,646)	(317,752,413)

Net Assets
Beginning of period	544,205,267	861,957,680
End of period	$501,325,621	$544,205,267

Financial Highlights
Fidelity Advisor® Strategic Real Return Fund Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.53	$9.42	$8.07	$8.39	$8.88
Income from Investment Operations
Net investment income (loss) A,B	.174	.358	.719	.568	.257	.216
Net realized and unrealized gain (loss)	.251	.050	(1.078) C	.950	(.365)	.012
Total from investment operations	.425	.408	(.359)	1.518	(.108)	.228
Distributions from net investment income	(.265)	(.648)	(.531)	(.168)	(.212)	(.293)
Distributions from net realized gain	-	-	-	-	-	(.425)
Total distributions	(.265)	(.648)	(.531)	(.168)	(.212)	(.718)
Net asset value, end of period	$8.45	$8.29	$8.53	$9.42	$8.07	$8.39
Total Return D,E,F	5.29%	4.93%	(4.09)% C	19.05%	(1.28)%	2.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.04% I	1.05%	1.06%	1.11%	1.12%	1.10%
Expenses net of fee waivers, if any	.94 % I	.95%	.96%	1.00%	1.00%	1.09%
Expenses net of all reductions	.94% I	.95%	.96%	1.00%	1.00%	1.09%
Net investment income (loss)	4.24% I	4.26%	7.81%	6.40%	3.22%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$48,734	$54,548	$76,811	$37,357	$25,212	$29,652
Portfolio turnover rate J	27 % I	29%	32%	13%	47%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (4.12)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Real Return Fund Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.30	$8.54	$9.43	$8.07	$8.39	$8.89
Income from Investment Operations
Net investment income (loss) A,B	.174	.359	.721	.567	.257	.215
Net realized and unrealized gain (loss)	.251	.050	(1.080) C	.960	(.365)	.002
Total from investment operations	.425	.409	(.359)	1.527	(.108)	.217
Distributions from net investment income	(.265)	(.649)	(.531)	(.167)	(.212)	(.292)
Distributions from net realized gain	-	-	-	-	-	(.425)
Total distributions	(.265)	(.649)	(.531)	(.167)	(.212)	(.717)
Net asset value, end of period	$8.46	$8.30	$8.54	$9.43	$8.07	$8.39
Total Return D,E,F	5.28%	4.94%	(4.09)% C	19.17%	(1.28)%	2.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.05% I	1.06%	1.06%	1.12%	1.14%	1.12%
Expenses net of fee waivers, if any	.94 % I	.95%	.96%	1.00%	1.00%	1.10%
Expenses net of all reductions	.94% I	.95%	.96%	1.00%	1.00%	1.10%
Net investment income (loss)	4.24% I	4.26%	7.81%	6.40%	3.22%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$7,908	$8,796	$11,557	$7,293	$6,141	$7,903
Portfolio turnover rate J	27 % I	29%	32%	13%	47%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (4.12)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Real Return Fund Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.15	$8.39	$9.28	$7.95	$8.26	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.141	.290	.639	.491	.195	.151
Net realized and unrealized gain (loss)	.232	.055	(1.057) C	.946	(.358)	.004
Total from investment operations	.373	.345	(.418)	1.437	(.163)	.155
Distributions from net investment income	(.233)	(.585)	(.472)	(.107)	(.147)	(.240)
Distributions from net realized gain	-	-	-	-	-	(.425)
Total distributions	(.233)	(.585)	(.472)	(.107)	(.147)	(.665)
Net asset value, end of period	$8.29	$8.15	$8.39	$9.28	$7.95	$8.26
Total Return D,E,F	4.71%	4.22%	(4.78)% C	18.24%	(2.00)%	1.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.78% I	1.80%	1.79%	1.88%	1.89%	1.86%
Expenses net of fee waivers, if any	1.69 % I	1.70%	1.71%	1.75%	1.75%	1.85%
Expenses net of all reductions	1.69% I	1.70%	1.71%	1.75%	1.75%	1.85%
Net investment income (loss)	3.49% I	3.51%	7.07%	5.65%	2.47%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$8,897	$10,720	$13,730	$4,549	$5,694	$8,555
Portfolio turnover rate J	27 % I	29%	32%	13%	47%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (4.81)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Strategic Real Return Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.34	$8.58	$9.47	$8.10	$8.43	$8.92
Income from Investment Operations
Net investment income (loss) A,B	.185	.382	.749	.593	.278	.239
Net realized and unrealized gain (loss)	.241	.050	(1.087) C	.965	(.376)	.009
Total from investment operations	.426	.432	(.338)	1.558	(.098)	.248
Distributions from net investment income	(.276)	(.672)	(.552)	(.188)	(.232)	(.313)
Distributions from net realized gain	-	-	-	-	-	(.425)
Total distributions	(.276)	(.672)	(.552)	(.188)	(.232)	(.738)
Net asset value, end of period	$8.49	$8.34	$8.58	$9.47	$8.10	$8.43
Total Return D,E	5.27%	5.21%	(3.85)% C	19.51%	(1.14)%	3.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.79%	.78%	.85%	.87%	.83%
Expenses net of fee waivers, if any	.70 % H	.70%	.71%	.75%	.75%	.83%
Expenses net of all reductions	.70% H	.70%	.71%	.75%	.75%	.83%
Net investment income (loss)	4.49% H	4.51%	8.06%	6.64%	3.47%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$256,796	$260,909	$387,040	$236,076	$158,896	$197,152
Portfolio turnover rate I	27 % H	29%	32%	13%	47%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (3.88)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Strategic Real Return Fund Class K6

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$8.37	$8.60	$9.48	$8.11	$8.34
Income from Investment Operations
Net investment income (loss) B,C	.194	.398	.760	.616	.281
Net realized and unrealized gain (loss)	.247	.054	(1.082) D	.948	(.352)
Total from investment operations	.441	.452	(.322)	1.564	(.071)
Distributions from net investment income	(.281)	(.682)	(.558)	(.194)	(.159)
Total distributions	(.281)	(.682)	(.558)	(.194)	(.159)
Net asset value, end of period	$8.53	$8.37	$8.60	$9.48	$8.11
Total Return E,F	5.44%	5.44%	(3.68)% D	19.57%	(.81)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I	.65%	.66%	.69%	.71% I
Expenses net of fee waivers, if any	.50 % I	.51%	.52%	.56%	.56% I
Expenses net of all reductions	.50% I	.51%	.52%	.56%	.56% I
Net investment income (loss)	4.68% I	4.70%	8.25%	6.83%	3.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$98,180	$101,688	$99,831	$20,606	$6,331
Portfolio turnover rate J	27 % I	29%	32%	13%	47% I

AFor the period October 8, 2019 (commencement of sale of shares) through September 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (3.71)%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Real Return Fund Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.32	$8.55	$9.44	$8.08	$8.40	$8.90
Income from Investment Operations
Net investment income (loss) A,B	.185	.381	.741	.594	.280	.240
Net realized and unrealized gain (loss)	.240	.060	(1.079) C	.955	(.369)	- D
Total from investment operations	.425	.441	(.338)	1.549	(.089)	.240
Distributions from net investment income	(.275)	(.671)	(.552)	(.189)	(.231)	(.315)
Distributions from net realized gain	-	-	-	-	-	(.425)
Total distributions	(.275)	(.671)	(.552)	(.189)	(.231)	(.740)
Net asset value, end of period	$8.47	$8.32	$8.55	$9.44	$8.08	$8.40
Total Return E,F	5.27%	5.33%	(3.86)% C	19.45%	(1.04)%	3.01%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.78% I	.79%	.79%	.83%	.83%	.81%
Expenses net of fee waivers, if any	.69 % I	.70%	.71%	.75%	.75%	.81%
Expenses net of all reductions	.69% I	.70%	.71%	.75%	.75%	.81%
Net investment income (loss)	4.49% I	4.51%	8.07%	6.64%	3.47%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$53,300	$66,743	$185,361	$49,988	$26,872	$116,302
Portfolio turnover rate J	27 % I	29%	32%	13%	47%	19%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (3.89)%.

DAmount represents less than $.0005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Real Return Fund Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$8.32	$8.56	$9.45	$8.08	$8.40	$8.93
Income from Investment Operations
Net investment income (loss) B,C	.189	.389	.755	.610	.282	.244
Net realized and unrealized gain (loss)	.249	.051	(1.087) D	.952	(.365)	(.026)
Total from investment operations	.438	.440	(.332)	1.562	(.083)	.218
Distributions from net investment income	(.278)	(.680)	(.558)	(.192)	(.237)	(.323)
Distributions from net realized gain	-	-	-	-	-	(.425)
Total distributions	(.278)	(.680)	(.558)	(.192)	(.237)	(.748)
Net asset value, end of period	$8.48	$8.32	$8.56	$9.45	$8.08	$8.40
Total Return E,F	5.43%	5.32%	(3.79)% D	19.61%	(.96)%	2.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.69%	.70%	.73%	.74%	.71% I
Expenses net of fee waivers, if any	.59 % I	.61%	.62%	.66%	.66%	.71% I
Expenses net of all reductions	.59% I	.61%	.62%	.66%	.66%	.71% I
Net investment income (loss)	4.59% I	4.60%	8.15%	6.73%	3.56%	2.97% I
Supplemental Data
Net assets, end of period (000 omitted)	$27,511	$40,802	$87,627	$56,997	$9,511	$9,369
Portfolio turnover rate J	27 % I	29%	32%	13%	47%	19% I

AFor the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (3.82)%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Loans & Direct Debt Instruments	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards, certain losses associated with deflation adjustments on US Treasury inflation indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,988,204
Gross unrealized depreciation	(39,234,802)
Net unrealized appreciation (depreciation)	$(22,246,598)
Tax cost	$523,874,992

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(29,929,699)
Long-term	(260,815,392)
Total capital loss carryforward	$(290,745,091)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	54,048,486	98,150,700
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.72
Class K6	.57
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.72
Class C	.70
Strategic Real Return	.69
Class K6	.56
Class I	.70
Class Z	.60

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	63,979	1,688
Class M	- %	.25%	10,238	-
Class C	.75%	.25%	49,073	7,902
			123,290	9,590

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,681
Class M	90
Class C A	10
1,781

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1592
Class M	.1668
Class C	.1457
Strategic Real Return	.1564
Class I	.1469

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K6 and Class Z. FIIOC received an asset-based fee of Class K6's and Class Z's average net assets.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	34,147.16
Class M	5,793.17
Class C	6,054.15
Strategic Real Return	175,006.16
Class K6	4,120.01
Class I	33,631.14
Class Z	6,946.05
	265,697

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Strategic Real Return Fund	.0447

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Real Return Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Real Return Fund	765

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Strategic Real Return Fund	1,884,857	704,895	(9,656)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Strategic Real Return Fund	696
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Real Return Fund	150	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.95%	24,390
Class M	.95%	4,303
Class C	1.70%	3,994
Strategic Real Return	.70%	125,038
Class K6	.51%	67,821
Class I	.70%	22,323
Class Z	.61%	12,308
		260,177

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,655.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Strategic Real Return Fund
Distributions to shareholders
Class A	$1,692,837	$5,546,458
Class M	271,481	857,201
Class C	294,904	940,471
Strategic Real Return	8,628,556	28,527,671
Class K6	3,291,610	8,017,562
Class I	1,997,063	13,013,562
Class Z	1,216,500	6,535,758
Total	$17,392,951	$63,438,683
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2024	Year ended September 30, 2023	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Strategic Real Return Fund
Class A
Shares sold	207,444	1,252,516	$1,699,999	$10,533,993
Reinvestment of distributions	205,105	657,984	1,663,394	5,466,958
Shares redeemed	(1,220,023)	(4,338,289)	(10,004,268)	(36,445,834)
Net increase (decrease)	(807,474)	(2,427,789)	$(6,640,875)	$(20,444,883)
Class M
Shares sold	17,718	185,722	$146,714	$1,570,072
Reinvestment of distributions	33,053	101,789	268,428	846,754
Shares redeemed	(174,992)	(581,471)	(1,439,000)	(4,893,760)
Net increase (decrease)	(124,221)	(293,960)	$(1,023,858)	$(2,476,934)
Class C
Shares sold	41,009	443,441	$329,964	$3,679,169
Reinvestment of distributions	36,932	114,692	294,706	937,586
Shares redeemed	(321,087)	(879,026)	(2,598,704)	(7,278,112)
Net increase (decrease)	(243,146)	(320,893)	$(1,974,034)	$(2,661,357)
Strategic Real Return
Shares sold	4,738,841	5,370,568	$39,179,414	$45,507,707
Reinvestment of distributions	943,687	3,058,582	7,695,162	25,543,645
Shares redeemed	(6,735,126)	(22,270,314)	(55,651,074)	(188,002,277)
Net increase (decrease)	(1,052,598)	(13,841,164)	$(8,776,498)	$(116,950,925)
Class K6
Shares sold	1,448,435	3,319,211	$12,041,949	$28,129,663
Reinvestment of distributions	402,099	956,923	3,291,610	8,017,562
Shares redeemed	(2,488,178)	(3,735,565)	(20,747,734)	(31,582,608)
Net increase (decrease)	(637,644)	540,569	$(5,414,175)	$4,564,617
Class I
Shares sold	1,207,403	5,829,914	$10,031,456	$49,442,614
Reinvestment of distributions	244,083	1,531,493	1,982,476	12,758,214
Shares redeemed	(3,184,714)	(21,008,384)	(26,183,964)	(177,141,314)
Net increase (decrease)	(1,733,228)	(13,646,977)	$(14,170,032)	$(114,940,486)
Class Z
Shares sold	306,128	1,838,169	$2,516,830	$15,494,846
Reinvestment of distributions	125,198	631,756	1,017,606	5,264,158
Shares redeemed	(2,089,157)	(7,803,449)	(17,165,466)	(65,676,839)
Net increase (decrease)	(1,657,831)	(5,333,524)	$(13,631,030)	$(44,917,835)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity® Strategic Real Return Fund
Class A	.94%
Actual		$ 1,000	$ 1,052.90	$ 4.82
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75
Class M	.94%
Actual		$ 1,000	$ 1,052.80	$ 4.82
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75
Class C	1.69%
Actual		$ 1,000	$ 1,047.10	$ 8.65
Hypothetical-B		$ 1,000	$ 1,016.55	$ 8.52
Fidelity® Strategic Real Return Fund	.70%
Actual		$ 1,000	$ 1,052.70	$ 3.59
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54
Class K6	.50%
Actual		$ 1,000	$ 1,054.40	$ 2.57
Hypothetical-B		$ 1,000	$ 1,022.50	$ 2.53
Class I	.69%
Actual		$ 1,000	$ 1,052.70	$ 3.54
Hypothetical-B		$ 1,000	$ 1,021.55	$ 3.49
Class Z	.59%
Actual		$ 1,000	$ 1,054.30	$ 3.03
Hypothetical-B		$ 1,000	$ 1,022.05	$ 2.98

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Strategic Real Return Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.814963.118
RRS-SANN-0524

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2024